Notes and Accrued Interest Receivable – Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Notes and Accrued Interest Receivable – Related Party

Note 4 – Notes and Accrued Interest Receivable – Related Party

The Company currently has notes receivable due from two (2) separate parties.

EzFill Holdings, Inc.

Our Chief Executive Officer has an approximate 69% ownership in EZFL and we are a material lender to EZFL’s operations.

All advances made to EZFL mature 2 months from the issuance date. The notes are automatically renewable for 2 month periods until repaid. The notes bear interest at 8% for the first nine (9) months outstanding, then increase to 18%. These advances are unsecured and considered short term. None of the advances are in default.

The Company has three (2) sources of income from the issuance of these notes to EZFL.

Accrued Interest Receivable/Interest Income

The Company records interest income based on the stated value of the note and applies the interest rate.

Original Issue Discount/Accretion Income

Since the advances made have an original issue discount feature, the Company recognizes that discount into earnings over the initial two (2) month term of the advance.

During the three months ended September 30, 2024 and 2023, the Company recorded accretion income – related party of $113,861 and $0, respectively.

During the nine months ended September 30, 2024 and 2023, the Company recorded accretion income – related party of $386,475 and $0, respectively.

Default Income

If an Event of Default happens, (i) the total remaining balance, including principal, interest, and other owed amounts, will be immediately due at 150% of the unpaid amount, and (ii) the Lender will have the option to convert any or all of the outstanding balance, including principal, interest, penalties, and other amounts, into fully paid shares of Common Stock.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024

(UNAUDITED)

During the three months ended September 30, 2024 and 2023, the Company recorded default income – related party of $3,266,816 and $0, respectively.

During the nine months ended September 30, 2024 and 2023, the Company recorded accretion income – related party of $3,266,816 and $0, respectively.

See Note 9 for additional advances and conversions of notes and accrued interest receivable.

Balance Labs, Inc.

This entity is controlled by our principal stockholder and Chief Executive Officer who is also the Chief Executive Officer of Balance Labs, Inc.

The notes bear interest at 8% - 10%. These advances are unsecured and considered short term. All advances were made prior to December 31, 2019 totaling $185,700 and are in default.

The Company has determined that based upon Balance Labs, Inc.’s financial position none of the outstanding advances are likely to be repaid. As a result, the Company has fully reserved these notes and related accrued interest receivable.

The Company has one (1) source of income from the issuance of these notes to Balance Labs, Inc.

Accrued Interest Receivable/Interest Income

The Company records interest income based on the stated value of the note and applies the interest rate.

Given Balance Labs, Inc.’s inability to repay the advances, the Company continues to accrue interest resulting in an increase in the note and accrued interest receivable total balance, however, each of these increases is immediately reserved, resulting in an increase of the allowance for doubtful accounts.

Salary Overpayment

On September 27, 2024, the company paid $15,407 two (2) employees in error.

This amount was subsequently collected on October 11, 2024.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024

(UNAUDITED)

The following is a summary of the Company’s Notes and Accrued Interest Receivable – Related Parties at September 30, 2024 and December 31, 2023, respectively.

	Note Receivable and	Note Receivable and			Notes Receivable and
	Accrued Interest Receivable	Accrued Interest Receivable			Accrued Interest Receivable
	Related Party	Related Party	Allowance for		Related Parties -
	EzFill Holdings	Balance Labs	Doubtful Accounts	Salary Overpaymet	net Total
Balance - December 31, 2022	$-	$291,841	$(291,841)		$-
Advances	2,585,000	-	-		2,585,000
Interest receivable	54,198	17,257	(17,257)		54,198
Original issue discount on advances	(56,475)	-	-		(56,475)
Balance - December 31, 2023	2,582,723	309,098	(309,098)		2,582,723
Advances	3,630,000	-	-	15,407	3,645,407
Original issue discount on advances	(330,000)	-	-	-	(330,000)
Interest receivable	264,435	8,745	(8,745)		264,435
Accretion income	386,475	-	-		386,475
Default Income	3,266,816				3,266,816
Conversion to marketable securities	(9,800,449)				(9,800,449)
Balance - September 30, 2024	$-	$317,843	$(317,843)	$15,407	$15,407

At September 30, 2024 and December 31, 2023, accrued interest receivable was $318,633 and $54,198, respectively.

For the three and nine months ended September 30, 2024, the Company recorded total interest and accretion income of $318,633 and $386,475, respectively.

At September 30, 2024 and December 31, 2023, default income was $3,266,816 and $0, respectively.

On August 16, 2024, the company agreed to convert all outstanding debt into marketable securities.

Note 3 – Note Receivable - Related Party

The note receivables to the Farkas Group in amount of $73,579 at 3% interest rate for both 2023 and 2022 with total accrued interest was fully paid off in the 3rd quarter of 2023. The interest receivable amounts at December 31, 2023 and 2022 was $0 and $9,796, respectively. The interest income for 2023 was $895 and for 2022 was $1,556.

The Company loaned to EzFill Holding, Inc. (“EZFL”), a related party (our Chief Executive Officer and sole owner has an approximate 20% ownership interest in EZFL), a total of $2,585,000 with a maturity date equal to 2 months from the issuance date. The notes are automatically renewable for 2 month periods until repaid. The notes bear interest at 8% for the first nine (9) months outstanding, then increase to 18%. These advances are unsecured and considered short term. None of the advances are in default.

At December 31, 2023 and 2022, the Company reflected note receivable – related party of $2,582,675 and $72,191, respectively, as follows:

Notes Receivable consist of the following at December 31, 2023:

Note receivable	$2,770,700
Interest receivable	177,548
Less: accretion discount	56,475
Less: allowance for doubtful accounts	309,098
Notes receivable – net	$2,582,675

Notes Receivable consist of the following at December 31, 2022:

Note receivable	$248,095
Interest receivable	115,937
Less: allowance for doubtful accounts	291,841
Notes receivable – net	$72,191

At December 31, 2023 and 2022, the Company reflected related accrued interest receivable of $54,150 and $0, respectively.

For the years ended December 31, 2023 and 2022, the Company recorded interest income of $233,910 and $0, respectively.